Share capital (Narrative) (Details) $ / shares in Units, $ / shares in Units, $ in Thousands	1 Months Ended				12 Months Ended
	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2017 USD ($) $ / shares shares	Jun. 30, 2017 CAD ($) shares	Jun. 30, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CAD ($) $ / shares shares	Dec. 31, 2016 CAD ($) shares	May 27, 2016 shares	May 27, 2014 shares
Statement [Line Items]
Price per share | $ / shares		$ 8.50		$ 5.00
Proceeds from issue of share capital	$ 25,338,000	$ 19,975	$ 41,847,000	$ 30,998	$ 62,705,000	$ 359,000
Offering expenses | $	$ 1,784,000		$ 2,856,000
Warrants amended, number of common shares available on exercise					1,190,476
Warrants amended, previous exercise price | $ / shares					$ 8.40
Exercise of warrants (shares)					13,332	30,301
Warrants exercised					399,980	909,059
Proceeds from warrants exercised | $					$ 159,000	$ 359,000
Weighted average number of ordinary shares outstanding					9,771,021	7,820,196
Total shares available for issuance under 2016 Stock Option Plan	147,519				147,519		1,894,501
Share options granted					377,078	470,321
Fair value of stock options issued | $					$ 3,030,000	$ 4,163,000
Weighted average grant date fair value | $					$ 8.03	$ 8.85
Total shares available for issuance under 2014 DSU Plan								66,667
Units outstanding	145,589				145,589	51,788
Units granted					46,187	47,614
Conversion of DSUs from equity to cash settlement | $					$ 414,000
Fair value of units granted | $	$ 1,349,000				$ 1,349,000	$ 362,000
Common shares [Member]
Statement [Line Items]
Number of shares issued during period	1,950,000	1,950,000	2,949,674	2,949,674
Series II Non-Voting Convertible First Preferred Shares [Member]
Statement [Line Items]
Number of shares issued during period	400,000	400,000	3,250,000	3,250,000
Series I First Preferred Shares [Member]
Statement [Line Items]
Preferred shares converted					900,364	562,388
Common shares issued from conversion of preferred shares					30,012	18,746
Series II First Preferred Shares [Member]
Statement [Line Items]
Preferred shares converted					359,202
Common shares issued from conversion of preferred shares					359,202
Default maximum beneficial ownership [Member] | Series I and II First Preferred Shares [Member]
Statement [Line Items]
Beneficial ownership of outstanding common shares					4.99%
Maximum beneficial ownership with 61 days prior written notice [Member] | Series I and II First Preferred Shares [Member]
Statement [Line Items]
Beneficial ownership of outstanding common shares					9.99%
Maximum beneficial ownership with clearance of personal information form by the TSX [Member] | Series I and II First Preferred Shares [Member]
Statement [Line Items]
Beneficial ownership of outstanding common shares					19.99%
Minimum beneficial ownership upon approval of TSX and shareholders [Member] | Series I and II First Preferred Shares [Member]
Statement [Line Items]
Beneficial ownership of outstanding common shares					19.99%